PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

NovaBridge Biosciences (the “Company” or “NovaBridge”), formerly known as I-Mab, was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. On January 17, 2020, the Company became listed on the Nasdaq Global Market in the United States. The Company and its subsidiaries (together the “Group”) are a global biotechnology platform company dedicated to bringing paradigm-shifting, innovative treatments to the global markets in an accelerated and capital efficient manner. Effective October 29, 2025, the Company changed its name from I-Mab to NovaBridge Biosciences.

On February 6, 2024, the Group entered into definitive agreements with I-Mab Biopharma (Hangzhou) Co., Ltd. (later renamed TJ Biopharma (Hangzhou) Co., Ltd. and referred to herein as “TJBio Hangzhou”) and a group of China-based investors. Pursuant to the definitive agreements, the Group transferred 100% of the outstanding equity interest in I-Mab Biopharma Co., Ltd (later renamed to TJ Biopharma (Shanghai) Co. Ltd. and referred to herein as “TJBio Shanghai”), a former wholly-owned subsidiary of the Company that operated the Company’s business in China to TJ Biopharma (Hangzhou) Co., Ltd., collectively known as “TJ Biopharma” after the completion of the equity transfer transaction, for an aggregate consideration of the RMB equivalent of up to $80 million, contingent on TJ Biopharma’s achievement of certain future regulatory and sales-based milestone events as well as royalties. The transaction was completed on April 2, 2024. See Note 4 – Disposal of TJBio Shanghai for details of the transaction.

On September 24, 2025, the Group established Visara Inc. (“Visara”), a wholly-owned subsidiary incorporated in Delaware, to facilitate the Group’s expansion into the field of ophthalmology. On October 14, 2025, the Group entered into a Series A preferred stock subscription agreement (the “Series A Subscription Agreement”) with Visara and AffaMed Therapeutics (HK) Limited (“AffaMed”) pursuant to which the Group subscribed to 35,000,000 shares of Visara’s Series A preferred stock for an aggregate purchase price of approximately $37.0 million. See Note 5 – Asset Acquisitions and Strategic Transactions for details of the transaction.

On October 28, 2025, the Group’s wholly-owned subsidiary, I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”), acquired 100% ownership of Bridge Health Biotech Co., Ltd (“Bridge Health”) pursuant to an equity purchase agreement. The transaction provides us with the rights worldwide, subject to a bispecific collaboration agreement with ABL Bio, Inc., (“ABL Bio”), to bispecific and multi-specific applications, including bispecific and multi-specific antibodies and antibody drug conjugates (“ADCs”), based on the Claudin 18.2 (“CLDN18.2”) parental antibody used in givastomig. See Note 5 – Asset Acquisitions and Strategic Transactions for details of the transaction.

On October 31, 2025, the Group submitted an application with the Stock Exchange of Hong Kong Limited (the “HKEX”) for a proposed dual primary listing by way of an initial public offering of its ordinary shares on the Main Board of the HKEX.

Unless otherwise indicated, the information in the notes to the consolidated financial statements refers only to NovaBridge continuing operations.

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines
Visara, Inc.	United States	September 24, 2025	65%	Research and development of innovative medicines
Bridge Health Bio-Tech (Shanghai) Co., Ltd. (“Bridge Health”)	People’s Republic of China	October 28, 2025	100%	Intellectual property holding